Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2025
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting Financial Assets and Financial Liabilities	17 — Offsetting Financial Assets and Financial Liabilities
The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 01 “Material Accounting Policies and Critical Accounting Estimates: Offsetting
Financial Instruments”.
The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.
Assets

	Dec 31, 2025
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	60,976	(24,458)	36,518	—	—	(36,518)	—
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	991	—	991	—	—	(858)	133
Securities borrowed (enforceable)	6	—	6	—	—	(6)	—
Securities borrowed (non-enforceable)	—	—	—	—	—	—	—
Financial assets at fair value through profit or loss (enforceable)	605,232	(261,170)	344,062	(182,554)	(34,862)	(118,239)	8,407
Of which: Positive market values from derivative financial instruments (enforceable)	246,257	(13,232)	233,025	(180,780)	(34,833)	(9,221)	8,191
Financial assets at fair value through profit or loss (non-enforceable)	175,898	—	175,898	—	(1,112)	(4,223)	170,563
Of which: Positive market values from derivative financial instruments (non-enforceable)	8,629	—	8,629	—	(991)	(659)	6,979
Total financial assets at fair value through profit or loss[2]	781,130	(261,170)	519,960	(182,554)	(35,974)	(122,462)	178,970
Loans at amortized cost	478,214	—	478,214	—	(10,924)	(77,530)	389,761
Other assets	172,128	(4,968)	167,159	(25,790)	(75)	(33)	141,262
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	830	(35)	795	(472)	(73)	(33)	217
Remaining assets subject to netting	1,128	—	1,128	—	—	—	1,128
Remaining assets not subject to netting	235,896	—	235,896	—	(293)	(1,908)	233,696
Total assets	1,730,469	(290,597)	1,439,873	(208,344)	(47,265)	(239,315)	944,950
[1]Excludes real estate and other non-financial instrument collateral.
2In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments
Liabilities

	Dec 31, 2025
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	694,580	—	694,580	—	—	—	694,580
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	26,665	(24,458)	2,207	—	—	(2,205)	2
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,970	—	1,970	—	—	(5)	1,965
Securities loaned (enforceable)	2	—	2	—	—	(2)	—
Securities loaned (non-enforceable)	—	—	—	—	—	—	—
Financial liabilities at fair value through profit or loss (enforceable)	608,837	(261,191)	347,646	(182,953)	(24,052)	(85,185)	55,456
Of which: Negative market values from derivative financial instruments (enforceable)	233,209	(13,734)	219,474	(181,109)	(24,052)	(1,737)	12,576
Financial liabilities at fair value through profit or loss (non-enforceable)	36,584	—	36,584	—	(502)	(969)	35,113
Of which: Negative market values from derivative financial instruments (non- enforceable)	6,352	—	6,352	—	(502)	(85)	5,766
Total financial liabilities at fair value through profit or loss[1]	645,421	(261,191)	384,230	(182,953)	(24,554)	(86,154)	90,568
Other liabilities	142,609	(4,948)	137,662	(36,132)	(13)	(2)	101,516
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	187	(16)	172	(142)	(13)	(2)	15
Remaining liabilities not subject to netting	136,937	—	136,937	—	—	—	136,937
Total liabilities	1,648,184	(290,597)	1,357,588	(219,085)	(24,567)	(88,368)	1,025,568
1 In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments
Assets

	Dec 31, 2024
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	54,483	(14,429)	40,053	—	—	(39,831)	223
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	749	—	749	—	—	(749)	—
Securities borrowed (enforceable)	32	—	32	—	—	(32)	—
Securities borrowed (non-enforceable)	11	—	11	—	—	—	11
Financial assets at fair value through profit or loss (enforceable)	615,693	(232,705)	382,988	(231,243)	(33,729)	(108,134)	9,882
Of which: Positive market values from derivative financial instruments (enforceable)	298,563	(16,164)	282,399	(229,605)	(33,689)	(9,392)	9,713
Financial assets at fair value through profit or loss (non-enforceable)	162,908	—	162,908	—	(1,303)	(6,993)	154,611
Of which: Positive market values from derivative financial instruments (non-enforceable)	9,400	—	9,400	—	(1,188)	(1,344)	6,868
Total financial assets at fair value through profit or loss[2]	778,601	(232,705)	545,895	(231,243)	(35,032)	(115,127)	164,494
Loans at amortized cost	483,897	—	483,897	—	(10,836)	(72,983)	400,078
Other assets	105,704	(4,526)	101,178	(24,750)	(52)	(30)	76,346
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	362	(25)	337	(210)	(52)	(30)	45
Remaining assets subject to netting	2,786	—	2,786	—	—	—	2,786
Remaining assets not subject to netting	216,430	—	216,430	—	(623)	(4,438)	211,369
Total assets	1,642,694	(251,661)	1,391,033	(255,993)	(46,543)	(233,190)	855,307
[1] Excludes real estate and other non-financial instrument collateral.
2In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments
Liabilities

	Dec 31, 2024
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities presented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	667,700	—	667,700	—	—	—	667,700
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	16,819	(14,429)	2,390	—	—	(2,390)	—
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,350	—	1,350	—	—	(123)	1,227
Securities loaned (enforceable)	1	—	1	—	—	(1)	—
Securities loaned (non-enforceable)	1	—	1	—	—	(1)	—
Financial liabilities at fair value through profit or loss (enforceable)	609,711	(232,683)	377,028	(230,472)	(23,677)	(66,495)	56,383
Of which: Negative market values from derivative financial instruments (enforceable)	284,351	(16,613)	267,738	(228,718)	(23,677)	(2,458)	12,884
Financial liabilities at fair value through profit or loss (non-enforceable)	35,382	—	35,382	—	(607)	(3,332)	31,442
Of which: Negative market values from derivative financial instruments (non- enforceable)	8,672	—	8,672	—	(607)	(142)	7,923
Total financial liabilities at fair value through profit or loss[2]	645,092	(232,683)	412,409	(230,472)	(24,285)	(69,828)	87,825
Other liabilities	100,165	(4,549)	95,616	(37,086)	(91)	(101)	58,338
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,699	(24)	1,676	(1,098)	(91)	(101)	386
Remaining liabilities not subject to netting	129,700	—	129,700	—	(6)	—	129,694
Total liabilities	1,560,829	(251,661)	1,309,168	(267,559)	(24,382)	(72,444)	944,784
1In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments.

The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 01 “Material Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.
The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively.
The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset.
Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws.
The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively.
The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty.